Investments in Joint Operations	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Investments in Joint Operations
28.	INVESTMENTS IN JOINT OPERATIONS
The Group participates in JO and other agreements that give to the Group a contractually established percentage over the rights of the assets and obligations that emerge from the contracts. Interest in such JO and other agreements have been consolidated line by line on the basis of the mentioned interest over the assets, liabilities, income and expenses related to each contract. Interest in JO and other agreements have been calculated based upon the latest available financial statements as of the end of each year, taking into consideration significant subsequent events and transactions as well as management information available.
The exploration and production JO and other agreements in which the Group participates allocate the hydrocarbon production to each partner based on the ownership interest; consequently, such hydrocarbons are commercialized directly by the partners recognizing each of them the corresponding economic effects.

The assets and liabilities as of December 31, 2020, 2019 and 2018, and main expenses for these fiscal years of the JO and other agreements in which the Group participates are as follows:

	2020	2019	2018
Noncurrent assets (1)	282,381	221,219	130,272
Current assets	6,122	8,723	4,024

Total assets	288,503	229,942	134,296

Noncurrent liabilities	21,136	17,754	11,484
Current liabilities	21,574	27,641	9,695

Total liabilities	42,710	45,395	21,179

	2020	2019	2018
Production cost	87,322	70,552	39,713
Exploration expenses	265	123	242

(1)	It does not include charges for impairment of property, plant and equipment because they are recorded by the partners participating in the JO.
As of December 31, 2020, the main exploration and production JO in which the Group participates are the following:

Name	Location	Participation	Operator
Acambuco	Salta	22.50%	Pan American Energy
Aguada Pichana—Area Vaca Muerta (1)	Neuquén	22.50%	Total Austral
Aguada Pichana—Residual (1)	Neuquén	27.27%	Total Austral
Aguaragüe	Salta	53.00%	Tecpetrol
CAM-2/A SUR	Tierra del Fuego	50.00%	Enap Sipetrol Argentina
Campamento Central / Cañadón Perdido	Chubut	50.00%	YPF
Consorcio CNQ 7/A	La Pampa and Mendoza	50.00%	Pluspetrol Energy
El Tordillo	Chubut	12.20%	Tecpetrol
La Tapera and Puesto Quiroga	Chubut	12.20%	Tecpetrol
Lindero Atravesado (1)	Neuquén	37.50%	Pan American Energy
Llancanelo (1)	Mendoza	100.00%	YPF
Magallanes	Santa Cruz, Tierra del Fuego and Plataforma Continental Nacional	50.00%	Enap Sipetrol Argentina
Loma Campana	Neuquén and Mendoza	50.00%	YPF
Ramos	Salta	42.00%	Pluspetrol Energy
Rincón del Mangrullo	Neuquén	50.00%	YPF
San Roque	Neuquén	34.11%	Total Austral
Yacimiento La Ventana – Río Tunuyán	Mendoza	70.00%	YPF
Zampal Oeste	Mendoza	70.00%	YPF
Narambuena	Neuquén	50.00%	YPF
La Amarga Chica	Neuquén	50.00%	YPF
El Orejano	Neuquén	50.00%	YPF
Bajo del Toro (1)	Neuquén	40.00%	YPF
Bandurria Sur (2)	Neuquén	40.00%	YPF
Aguada de Castro and Aguada Pichana Oeste (1)	Neuquén	30.00%	Pan American Energy
Cerro Las Minas	Neuquén	50.00%	YPF
Las Tacanas	Neuquén	50.00%	YPF
Rio Neuquén	Neuquén	33.33%	YPF
Chachahuen	Mendoza	70.00%	YPF
Pampa Yeguas I	Neuquén	50.00%	Exxon Mobil Exploration Argentina
Loma del Molle	Neuquén	50.00%	Exxon Mobil Exploration Argentina
CAN-100 (2)	Argentine Government	50.00%	YPF
La Calera	Neuquén	50.00%	Pluspetrol Energy
Bajada Añelo (1)	Neuquén	50.00%	O&G Developments Ltd.

(1)	See Note 33.b.
(2)	See Note 3.